Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Other equity reserves [member]	Retained earnings [member]	Total controlling interest [Member]	Non-controlling interests and perpetual debentures [member]
Equity at beginning of period (Restated balance [member]) at Dec. 31, 2017	$ 10,577	$ 318	$ 9,979	$ (2,385)	$ 1,094	$ 9,006	$ 1,571
Net income	570				528	528	42
Other comprehensive income (loss)for the period	(25)			16		16	(41)
Total of other comprehensive income (loss)for the period	545			16	528	544	1
Own shares purchased under share repurchase program	(75)			(75)		(75)
Share-based compensation	35		34	1		35
Coupons paid on perpetual debentures	(29)			(29)		(29)
Equity at end of period (Restated balance [member]) at Dec. 31, 2018	11,059	318	10,013	(2,472)	1,628	9,487	1,572
Equity at end of period at Dec. 31, 2018	11,053	318	10,013	(2,472)	1,622	9,481	1,572
Effects from adoption of IFRIC 23	6				6	6
Net income	179				143	143	36
Other comprehensive income (loss)for the period	(217)			(112)		(112)	(105)
Total of other comprehensive income (loss)for the period	(38)			(112)	143	31	(69)
Dividends	(150)				(150)	(150)
Effects of mandatorily convertible securities			151	(151)
Own shares purchased under share repurchase program	(50)		(75)	25		(50)
Share-based compensation	32		17	15		32
Coupons paid on perpetual debentures	(29)			(29)		(29)
Equity at end of period at Dec. 31, 2019	10,824	318	10,106	(2,724)	1,621	9,321	1,503
Net income	(1,446)				(1,467)	(1,467)	21
Other comprehensive income (loss)for the period	(348)			(146)		(146)	(202)
Total of other comprehensive income (loss)for the period	(1,794)			(146)	(1,467)	(1,613)	(181)
Own shares purchased under share repurchase program	(83)		(50)	(33)		(83)
Restitution of retained earnings	2,481		(2,481)		2,481
Share-based compensation	29		29	29		29
Changes in non-controllinginterest				445		445	(445)
Coupons paid on perpetual debentures	(24)			(24)		(24)
Equity at end of period at Dec. 31, 2020	$ 8,952	$ 318	$ 7,575	$ (2,453)	$ 2,635	$ 8,075	$ 877